Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr. 26, 2017
Prudential QMA Global Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term risk adjusted total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Investments family of funds. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 29 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 48 of the Fund's Prospectus and in Rights of Accumulation on page 41 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking long-term risk adjusted total return, the Fund will balance the level of risk with the return opportunities of its investments. To access return opportunities the Fund will utilize targeted long and short exposures to diverse potential sources of return across and within global equities, global bonds, commodities and currencies markets (also referred to herein as the “asset classes”). A “long” exposure will benefit the Fund when the underlying asset increases in price. A “short” exposure will benefit the Fund when the underlying asset decreases in price.

Quantitative Management Associates LLC, the Fund’s subadviser (QMA or the subadviser), employs macro asset allocation strategies and relative value cross-sectional strategies in managing the Fund’s portfolio. The macro asset allocation strategies have a strategic and a tactical component. The strategic component provides exposure to global economic growth. The tactical component shifts exposures to asset classes that QMA believes are attractive investments within the market environment. In addition, the relative value strategies will buy attractive long investments within a single asset class and sell short those that are less attractive, while generally remaining dollar neutral to the particular asset class. Both macro asset allocation and relative value strategies target several potential diverse sources of return such as valuation, momentum, carry and economic growth.

The Fund will primarily gain exposure to the asset classes by investing in varying combinations of futures, spot transactions, forwards, swaps and options. The Fund will obtain its exposure to commodities markets through its investment in the Prudential QMA Global Tactical Allocation Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized in the Cayman Islands (Cayman Subsidiary). The Fund also will invest a significant portion of its assets directly or indirectly in cash and/or high quality, short-term instruments, which may include government securities, government agency securities, and money market instruments and funds (collectively, “cash and cash equivalent investments”). A portion of the cash or cash equivalent investments in the Fund and in the Cayman Subsidiary will serve as margin or collateral. The Fund may invest up to 10% of its total assets in exchange-traded funds (ETFs). The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the 1940 Act), which means it may invest in a smaller number of issuers than a diversified fund.

The Fund will invest in instruments providing exposure to equities, fixed income, currencies and commodities throughout the world, including the US. As a fund that invests globally, the Fund has a principal strategy to generally invest the Fund’s assets in investments that maintain exposure to at least four countries (including the US).

The Fund will enter into certain derivative instruments and transactions that create leverage, such as futures, forwards, swaps, options and short sales (collectively, “effective leverage”). The Fund may employ effective leverage in addition to any borrowings permitted by the Fund’s policies and restrictions with respect to borrowing.

As noted above, the Fund gains exposure to the commodity markets primarily through the Fund’s investment in the Cayman Subsidiary. The Cayman Subsidiary will invest in exchange-traded futures on commodities, commodity swaps and other commodity-related instruments and/or ETFs that would generate non-qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), if owned directly by the Fund. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit, subject to any asset segregation requirements. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the US federal tax law requirements applicable to regulated investment companies (RICs) such as the Fund. The Fund may also gain direct exposure to commodities through direct investments in certain ETFs. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The Fund and the Cayman Subsidiary will test for compliance with certain investment restrictions and limitations on a consolidated basis.

Segregation of Assets. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including 1940 Act, the rules thereunder, and various interpretive positions of the Securities and Exchange Commission (SEC) and the staff of the SEC. In accordance with these laws, rules and positions, the Fund must set aside unencumbered cash or liquid securities, or engage in other measures, to “cover” open positions with respect to certain kinds of derivative instruments. This practice is often referred to as “asset segregation.” In the case of futures contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open, except as described below. With respect to futures contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily mark-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. Futures contracts and forward contracts that settle physically will be treated as cash settled for asset segregation purposes when the Fund has entered into contractual arrangements with third party futures commission merchants or other counterparties or brokers that provide for cash settlement of these obligations. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

		The Fund generally will use its unencumbered cash and cash equivalents to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff interpretive positions. The Manager and the subadviser will monitor the Fund’s use of derivatives or other investments that require asset segregation and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

The Fund’s investment strategies and portfolio investments differ from those of many other mutual funds. The subadviser may devote significant portions of the Fund’s assets to pursuing investment opportunities or strategies including through the use of derivatives that create a form of effective leverage in the Fund. This approach to investing may make the Fund perform differently than other mutual funds under similar market or other conditions.

Derivatives Risk. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. The Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.

Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule would require changes to the Fund’s use of derivatives.

Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to a forward contract will default in the performance of its obligations.

Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

Swaps Risk. Swap agreements involve the risk that the party with which the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Leverage Risk. Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment return. There is a possibility that segregation involving a large percentage of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investments at unfavorable prices or times.

Credit Risk/Counterparty Risk. The ability, or perceived ability, of the issuer or guarantor of a debt instrument, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract, to meet its financial obligations will affect the value of the security or derivative. Counterparty risk is especially important and the risks may be heightened in the context of privately negotiated instruments.

The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Currency Risk. A substantial portion of assets of the Fund may be invested in non-US currencies or in securities that trade in, and receive revenues in, non-US currencies or in derivatives that provide exposure to non-US currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments.

Interest Rate Risk. Interest rate increases can cause the price of a debt security or an instrument that derives its value from debt securities to decrease. Interest rate risk is generally greater in the case of securities or instruments that derive their value from securities with longer durations. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Commodity Risk. The values of commodities are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, US agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities.

Non-US Securities Risk. Non-US countries to which the Fund may gain exposure may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as non-US markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these investments.

Emerging Markets Risk. The risks of non-US investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

Cayman Subsidiary Risk. By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Tax Risk. To receive pass-through tax treatment as a RIC under the Code, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated under the Code as “qualifying income.” The Fund intends to take the position that income and gains from its investments in the Cayman Subsidiary will constitute “qualifying income.” However, the tax treatment of income from commodity-related investments and the Fund’s income from the Cayman Subsidiary may be adversely affected by future legislation, US Treasury Regulations, and/or guidance issued by the Internal Revenue Service (the Service) that could affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes.

The Service has proposed regulations that would require the Cayman Subsidiary to distribute annually its net profit. There is a risk that the Service could assert that the income derived from the Fund’s investment in the Cayman Subsidiary will not be considered qualifying income for purposes of the Fund qualifying as a RIC for US federal income tax purposes.

Commodity Regulatory Risk. Each of the Fund and the Cayman Subsidiary is deemed a “commodity pool” and the manager is considered a “commodity pool operator” with respect to the Fund and the Cayman Subsidiary under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the SEC and the Commodity Futures Trading Commission (CFTC). The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Fixed Income Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds or investments that have bonds as a reference asset may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held directly or indirectly by the Fund for redemption before it matures and the Fund may lose income.

Government and Agency Securities Risk. Government and agency securities are subject to market risk, interest rate risk and credit risk. In addition, to the extent the Fund invests in such securities, either directly or through the Cayman Subsidiary, its potential for capital appreciation may be limited. Not all government securities are insured or guaranteed by the government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt.

Short Position Risk. The Fund may take short positions in derivative instruments that present various risks, including credit/counterparty risk and leverage risk. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying security or instrument and, thus, the risk of a theoretically unlimited loss for the Fund. Short positions also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Market Risk. Markets are volatile and the prices of the Fund’s investments may decline generally. Instruments held by the Fund may fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of these instruments owned by the Fund fall, the value of your investment in the Fund will decline.

Equity Risk. The Fund may invest in, or have exposure to, equity securities or markets. Equities are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Non-Diversified Investment Company Risk. Funds that are “non-diversified” for purposes of the 1940 Act, such as the Fund, may invest a greater percentage of their assets in securities of a single issuer. Accordingly, the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund might be.

Active Trading Risk. As a result of the investment policies described above, the Fund may engage in a substantial number of portfolio transactions, which usually involve correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund. In addition, a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with fewer portfolio transactions.

Model Design Risk. QMA uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models QMA uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by QMA’s models. Additionally, the quantitative techniques that underlie QMA’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk. While QMA strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide QMA's quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in foreign and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

		Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Investment Company Risk. Funds that are “non-diversified” for purposes of the 1940 Act, such as the Fund, may invest a greater percentage of their assets in securities of a single issuer. Accordingly, the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund might be.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Custom Global Tactical Allocation Funds Average is a custom group of global tactical allocation funds in the Lipper Alternative Multi-Strategy performance universe. Although Lipper classifies the Fund in the Alternative Multi-Strategy Funds performance universe, the custom group of global tactical allocation funds is used because the funds in the custom peer group provide a more appropriate basis for Fund performance comparisons.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares) %[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter		Worst Quarter
1.95%	3rd Quarter 2016	-1.55%	1st Quarter 2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Prudential QMA Global Tactical Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	1.15%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	1.21%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.66%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 694
3 Years	rr_ExpenseExampleYear03	1,227
5 Years	rr_ExpenseExampleYear05	1,785
10 Years	rr_ExpenseExampleYear10	3,297
1 Year	rr_ExpenseExampleNoRedemptionYear01	694
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,227
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,785
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,297
2016	rr_AnnualReturn2016	1.41%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class A shares from January 1, 2017 to March 31, 2017
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.55%)
One Year	rr_AverageAnnualReturnYear01	(4.17%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2015
Prudential QMA Global Tactical Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	1.15%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	1.21%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.36%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.25%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 328
3 Years	rr_ExpenseExampleYear03	930
5 Years	rr_ExpenseExampleYear05	1,655
10 Years	rr_ExpenseExampleYear10	3,574
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	930
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,655
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,574
One Year	rr_AverageAnnualReturnYear01	(0.25%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2015
Prudential QMA Global Tactical Allocation Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.15%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	1.02%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.17%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	590
5 Years	rr_ExpenseExampleYear05	1,080
10 Years	rr_ExpenseExampleYear10	2,431
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	590
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,080
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,431
One Year	rr_AverageAnnualReturnYear01	1.74%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2015
Prudential QMA Global Tactical Allocation Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.15%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	1.21%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.36%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,160
10 Years	rr_ExpenseExampleYear10	2,611
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	630
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,160
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,611
One Year	rr_AverageAnnualReturnYear01	1.74%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2015
Prudential QMA Global Tactical Allocation Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.30%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2015
Prudential QMA Global Tactical Allocation Fund | Return After Taxes on Distribution and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.39%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2015
Prudential QMA Global Tactical Allocation Fund | Customized Blend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.89%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2015
Prudential QMA Global Tactical Allocation Fund | Bloomberg Barclays Global Aggregate Bond Hedged Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.95%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2015
Prudential QMA Global Tactical Allocation Fund | MSCI World Index (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.51%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2015
Prudential QMA Global Tactical Allocation Fund | Lipper Custom Global Tactical Allocation Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.05%	[5]
Five Years	rr_AverageAnnualReturnYear05		[5]
Ten Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.83%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2015	[5]
Prudential QMA Global Tactical Allocation Fund | Lipper Alternative Multi-Strategy Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.02%	[5]
Five Years	rr_AverageAnnualReturnYear05		[5]
Ten Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2015	[5]

[1]	Includes management fees of 1.15% of the average daily net assets of Prudential QMA Global Tactical Allocation Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary) (.21% of the daily net assets of the Fund as of February 28, 2017).
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The manager has contractually agreed through June 30, 2018 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, dividend and other expenses related to short sales, interest, brokerage, and extraordinary expenses) of each class of shares to 1.25% of the Fund's average daily net assets. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to June 30, 2018 without prior approval from the Fund's Board of Trustees. Separately, the manager has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver may not be terminated without prior approval of the Fund's Board of Trustees as long as the Fund remains invested in the Cayman Subsidiary or intends to invest in the Cayman Subsidiary. Additionally, the distributor of the Fund has contractually agreed through June 30, 2018 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares of the Fund. This waiver may not be terminated prior to June 30, 2018 without prior approval of the Fund's Board of Trustees.
[4]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the management fee waiver and/or expense reimbursement and the distribution and service fee (12b-1) waiver, the annual returns would have been lower as well. The total return for Class A shares from January 1, 2017 to March 31, 2017 was 4.20%.
[5]	The Lipper Custom Global Tactical Allocation Funds Average is a custom group of global tactical allocation funds in the Lipper Alternative Multi-Strategy performance universe. Although Lipper classifies the Fund in the Alternative Multi-Strategy Funds performance universe, the custom group of global tactical allocation funds is used because the funds in the custom peer group provide a more appropriate basis for Fund performance comparisons.